Document And Entity Information	6 Months Ended
Feb. 29, 2024
Document Information Line Items
Entity Registrant Name	Meta Data Limited
Document Type	6-K
Current Fiscal Year End Date	--08-31
Amendment Flag	false
Entity Central Index Key	0001722380
Document Period End Date	Feb. 29, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-38430